UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02319

Fort Dearborn Income Securities, Inc.

(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
One North Wacker Drive
Chicago, IL 60606-2807
(Name and address of agent for service)

Copy to:
Bruce G. Leto, Esq.
Stradley Ronon Stevens & Young LLP
2600 One Commerce Square
Philadelphia, PA 19103

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

Item 1.  Schedule of Investments

Fort Dearborn Income Securities, Inc.

Industry diversification (unaudited)
As a percentage of net assets as of December 31, 2010

Bonds
Corporate bonds
Aerospace & defense	0.38%
Auto components	0.52
Automobiles	0.80
Banks	0.54
Beverages	0.37
Biotechnology	0.61
Building products	0.35
Capital markets	3.82
Chemicals	0.91
Commercial banks	4.79
Commercial services & supplies	1.43
Communications equipment	0.92
Consumer finance	1.16
Diversified financial services	8.21
Diversified telecommunication services	5.30
Electric utilities	5.57
Energy equipment & services	0.83
Food & staples retailing	2.81
Food products	1.30
Health care providers & services	1.72
Household durables	0.35
Insurance	4.64
Leisure equipment & products	0.26
Media	5.67
Metals & mining	1.37
Multiline retail	0.50
Multi-utilities	0.77
Office electronics	0.43
Oil, gas & consumable fuels	8.80
Paper & forest products	0.40
Pharmaceuticals	2.16
Road & rail	1.01
Software	0.45
Tobacco	2.03
Wireless telecommunication services	1.31

Total corporate bonds	72.49
Asset-backed securities	0.65
Commercial mortgage-backed securities	2.36
Mortgage & agency debt securities	4.88
Municipal bonds	5.43
US government obligations	9.20
Non-US government obligations	2.28

Total bonds	97.29
Preferred stock	0.03
Short-term investment	1.65

Total investments	98.97
Cash and other assets, less liabilities	1.03

Net assets	100.00%

Fort Dearborn Income Securities, Inc. — Portfolio of investments
December 31, 2010 (unaudited)

	Face
Security description	amount	Value

Bonds — 97.29%
Corporate bonds — 72.49%
Australia — 0.34%
Rio Tinto Finance USA Ltd.,
9.000%, due 05/01/19	$355,000	$476,781

Bermuda — 0.11%
Validus Holdings Ltd.,
8.875%, due 01/26/40	150,000	159,901

Brazil — 0.26%
Petrobras International Finance Co.,
6.875%, due 01/20/40	350,000	367,641

Canada — 2.16%
Anadarko Finance Co., Series B,
7.500%, due 05/01/31	490,000	541,817
Canadian National Railway Co.,
6.900%, due 07/15/28	285,000	340,241
Canadian Natural Resources Ltd.,
5.850%, due 02/01/35	435,000	452,138
EnCana Corp.,
6.500%, due 05/15/19	440,000	521,515
Petro-Canada,
6.800%, due 05/15/38	520,000	592,334
TransCanada PipeLines Ltd.,
7.125%, due 01/15/19	500,000	612,037

Total Canada corporate bonds		3,060,082

Cayman Islands — 1.50%
Transocean, Inc.,
6.800%, due 03/15/38	535,000	548,301
7.500%, due 04/15/31	575,000	616,141
Vale Overseas Ltd.,
4.625%, due 09/15/20	965,000	955,431

Total Cayman Islands corporate bonds		2,119,873

France — 0.25%
Electricite De France,
5.600%, due 01/27/40[1]	350,000	360,141

Isle of Man — 0.18%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20	250,000	260,000

Luxembourg — 1.18%
Covidien International Finance SA,
4.200%, due 06/15/20	440,000	439,889
Enel Finance International SA,
6.000%, due 10/07/39[1]	365,000	327,406
Telecom Italia Capital SA,
6.375%, due 11/15/33	1,060,000	909,795

Total Luxembourg corporate bonds		1,677,090

Malaysia — 0.13%
Petronas Capital Ltd.,
5.250%, due 08/12/19[1]	175,000	187,505

Mexico — 0.98%
America Movil SAB de CV,
5.000%, due 03/30/20	625,000	649,655
Pemex Project Funding Master Trust,
5.750%, due 03/01/18	685,000	732,393

Total Mexico corporate bonds		1,382,048

Netherlands — 0.77%
EDP Finance BV,
6.000%, due 02/02/18[1]	350,000	327,136
Shell International Finance BV,
3.100%, due 06/28/15	360,000	369,702
Siemens Financieringsmaatschappij NV,
6.125%, due 08/17/26[1]	350,000	395,120

Total Netherlands corporate bonds		1,091,958

Netherlands Antilles — 0.36%
Teva Pharmaceutical Finance II BV,
3.000%, due 06/15/15	500,000	508,739

Qatar — 0.38%
Qtel International Finance Ltd.,
7.875%, due 06/10/19[1]	455,000	543,620

Switzerland — 0.28%
Credit Suisse,
6.000%, due 02/15/18	370,000	396,749

United Kingdom — 2.34%
Barclays Bank PLC,
5.140%, due 10/14/20	305,000	274,423
6.750%, due 05/22/19	385,000	434,860
BP Capital Markets PLC,
3.875%, due 03/10/15	740,000	763,303
British Telecommunications PLC,
9.875%, due 12/15/30	555,000	739,721
Royal Bank of Scotland PLC,
5.625%, due 08/24/20	380,000	377,796
Vodafone Group PLC,
5.450%, due 06/10/19	325,000	357,140
6.150%, due 02/27/37	340,000	363,970

Total United Kingdom corporate bonds		3,311,213

United States — 61.27%
Abbey National Capital Trust I,
8.963%, due 06/30/30[2,3]	300,000	316,500
Aflac, Inc.,
6.450%, due 08/15/40	325,000	332,858
Allergan, Inc.,
5.750%, due 04/01/16	495,000	563,878
Allstate Corp.,
5.350%, due 06/01/33	575,000	566,238
Alltel Corp.,
7.875%, due 07/01/32	300,000	383,299
Ally Financial, Inc.,
6.875%, due 09/15/11	202,000	207,555
Altria Group, Inc.,
9.700%, due 11/10/18	310,000	408,960
9.950%, due 11/10/38	480,000	676,383
American Express Credit Corp.,
5.125%, due 08/25/14	1,000,000	1,078,184
American International Group, Inc.,
5.850%, due 01/16/18	800,000	824,914
Amgen, Inc.,
6.400%, due 02/01/39	325,000	374,277
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	375,000	402,858
Anheuser-Busch Cos., Inc.,
6.450%, due 09/01/37	400,000	457,702
Apache Corp.,
5.100%, due 09/01/40	625,000	607,273
Archer-Daniels-Midland Co.,
7.000%, due 02/01/31	300,000	361,274
AT&T, Inc.,
5.350%, due 09/01/40[1]	517,000	486,221
6.500%, due 09/01/37	2,550,000	2,750,053
AXA Financial, Inc.,
7.000%, due 04/01/28	165,000	166,085
Bank of America Corp.,
5.420%, due 03/15/17	1,300,000	1,288,235
Bank of America N.A.,
6.000%, due 10/15/36	250,000	235,925
Bear Stearns Cos. LLC,
7.250%, due 02/01/18	1,310,000	1,552,431
BorgWarner, Inc.,
4.625%, due 09/15/20	750,000	740,446
Bristol-Myers Squibb Co.,
5.875%, due 11/15/36	350,000	389,237
Browning-Ferris Industries, Inc.,
7.400%, due 09/15/35	250,000	295,805
Burlington Northern Santa Fe LLC,
5.050%, due 03/01/41	750,000	697,420

Capital One Bank USA N.A.,
8.800%, due 07/15/19	375,000	461,265
Capital One Capital VI,
8.875%, due 05/15/40	325,000	338,406
Capital One Financial Corp.,
7.375%, due 05/23/14	500,000	568,966
Caterpillar Financial Services Corp.,
5.450%, due 04/15/18	340,000	373,126
CenterPoint Energy Resources Corp.,
6.000%, due 05/15/18	285,000	314,276
CenturyLink, Inc., Series P,
7.600%, due 09/15/39	200,000	201,579
Cisco Systems, Inc.,
5.900%, due 02/15/39	655,000	725,416
Citigroup, Inc.,
5.375%, due 08/09/20	310,000	322,092
6.125%, due 05/15/18	1,110,000	1,216,035
8.125%, due 07/15/39	775,000	985,906
CNA Financial Corp.,
5.875%, due 08/15/20	150,000	149,351
Comcast Corp.,
6.950%, due 08/15/37	2,250,000	2,544,903
ConocoPhillips,
6.500%, due 02/01/39	925,000	1,099,920
Consolidated Edison Co., Inc.,
7.125%, due 12/01/18	400,000	494,598
Corning, Inc.,
5.750%, due 08/15/40	350,000	350,966
CVS Caremark Corp.,
6.125%, due 09/15/39	425,000	454,095
6.250%, due 06/01/27	500,000	549,854
Daimler Finance North America LLC,
8.500%, due 01/18/31	845,000	1,129,125
DirectTV Holdings LLC,
6.000%, due 08/15/40	375,000	376,474
7.625%, due 05/15/16	730,000	809,387
Discover Bank,
8.700%, due 11/18/19	250,000	294,279
Discovery Communications LLC,
3.700%, due 06/01/15	350,000	362,368
Dominion Resources, Inc., Series B,
5.950%, due 06/15/35	495,000	526,042
Dow Chemical Co.,
8.550%, due 05/15/19	250,000	313,312
DTE Energy Co.,
6.350%, due 06/01/16	500,000	562,247
Duke Energy Carolinas LLC,
6.050%, due 04/15/38	350,000	391,367
Eli Lilly & Co.,
5.500%, due 03/15/27	285,000	304,403
Enterprise Products Operating LLC,
6.125%, due 10/15/39	500,000	520,405
ERAC USA Finance Co.,
7.000%, due 10/15/37[1]	440,000	473,803
8.000%, due 01/15/11[1]	475,000	476,276
Exelon Generation Co. LLC,
5.350%, due 01/15/14	130,000	140,734
Fidelity National Financial, Inc.,
6.600%, due 05/15/17	150,000	149,663
FirstEnergy Solutions Corp.,
6.800%, due 08/15/39	625,000	605,751
Florida Power Corp.,
6.350%, due 09/15/37	215,000	246,660
FPL Group Capital, Inc.,
6.650%, due 06/15/67[2]	200,000	198,000
General Electric Capital Corp.,
5.875%, due 01/14/38	1,745,000	1,811,396
6.875%, due 01/10/39	745,000	860,967
Genzyme Corp.,
3.625%, due 06/15/15	350,000	359,322
Georgia-Pacific LLC,
5.400%, due 11/01/20[1]	270,000	266,943
GlaxoSmithKline Capital, Inc.,
6.375%, due 05/15/38	600,000	709,143
Goldman Sachs Group, Inc.,
6.150%, due 04/01/18	1,026,000	1,129,824
6.750%, due 10/01/37	570,000	582,766
Harris Corp.,
6.375%, due 06/15/19	200,000	226,841
Hartford Financial Services Group, Inc.,
5.950%, due 10/15/36	590,000	556,626
Hasbro, Inc.,
6.350%, due 03/15/40	365,000	369,337

HSBC Bank USA N.A.,
4.875%, due 08/24/20	250,000	248,517
5.625%, due 08/15/35	855,000	811,873
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	750,000	796,875
International Paper Co.,
9.375%, due 05/15/19	235,000	302,278
JP Morgan Chase Capital XXII, Series V,
6.450%, due 02/02/37	475,000	473,147
JP Morgan Chase Capital XXV, Series Y,
6.800%, due 10/01/37	1,100,000	1,134,200
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	710,000	676,283
Kraft Foods, Inc.,
6.875%, due 02/01/38	430,000	499,255
6.875%, due 01/26/39	440,000	512,627
Kroger Co.,
6.900%, due 04/15/38	650,000	745,313
Laboratory Corp of America Holdings,
4.625%, due 11/15/20	300,000	297,294
Lehman Brothers Holdings, Inc.,
6.750%, due 12/28/17[4,5,6]	585,000	0
6.875%, due 05/02/18[6]	785,000	194,288
Life Technologies Corp.,
6.000%, due 03/01/20	135,000	144,603
Massachusetts Mutual Life Insurance Co.,
8.875%, due 06/01/39[1]	275,000	368,067
Merck & Co., Inc.,
6.400%, due 03/01/28	520,000	598,899
Merrill Lynch & Co., Inc.,
5.700%, due 05/02/17	400,000	401,344
6.875%, due 04/25/18	1,015,000	1,110,773
MetLife, Inc.,
6.400%, due 12/15/36	525,000	493,500
Morgan Stanley,
5.500%, due 01/26/20	45,000	45,361
Series F,
5.625%, due 09/23/19	600,000	611,810
6.625%, due 04/01/18	900,000	976,292
7.250%, due 04/01/32	355,000	406,436
Mosaic Co.,
7.375%, due 12/01/14[1]	950,000	983,366
Motiva Enterprises LLC,
6.850%, due 01/15/40[1]	340,000	395,166
National Rural Utilities Cooperative Finance Corp.,
10.375%, due 11/01/18	160,000	220,708
Nationwide Mutual Insurance Co.,
8.250%, due 12/01/31[1]	400,000	411,259
9.375%, due 08/15/39[1]	120,000	139,179
News America, Inc.,
6.200%, due 12/15/34	695,000	729,740
7.750%, due 12/01/45	350,000	415,970
Norfolk Southern Corp.,
5.590%, due 05/17/25	200,000	206,631
NuStar Logistics LP,
7.650%, due 04/15/18	975,000	1,117,326
Oncor Electric Delivery Co. LLC,
6.800%, due 09/01/18	425,000	497,492
7.000%, due 09/01/22	380,000	446,375
ONEOK Partners LP,
8.625%, due 03/01/19	215,000	268,240
Oracle Corp.,
6.500%, due 04/15/38	550,000	641,036
Owens Corning,
6.500%, due 12/01/16	475,000	503,082
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	540,000	591,245
8.250%, due 10/15/18	275,000	357,295
Pacific Life Insurance Co.,
9.250%, due 06/15/39[1]	350,000	454,837
PepsiCo, Inc.,
7.900%, due 11/01/18	56,000	72,050
Philip Morris International, Inc.,
5.650%, due 05/16/18	1,200,000	1,352,909
Principal Financial Group, Inc.,
8.875%, due 05/15/19	295,000	371,134
Progressive Corp.,
6.250%, due 12/01/32	275,000	297,862
Prudential Financial, Inc.,
Series C, 5.400%, due 06/13/35	425,000	403,984
6.200%, due 11/15/40	185,000	195,702
PSEG Power LLC,
8.625%, due 04/15/31	695,000	892,595

Qwest Corp.,
7.625%, due 06/15/15	340,000	383,350
Republic Services, Inc.,
6.200%, due 03/01/40	425,000	460,687
Reynolds American, Inc.,
7.250%, due 06/15/37	425,000	441,887
Safeway, Inc.,
7.450%, due 09/15/27	725,000	814,462
SC Johnson & Son, Inc.,
4.800%, due 09/01/40[1]	555,000	498,460
South Carolina Electric & Gas Co.,
6.050%, due 01/15/38	280,000	302,321
Southern California Edison Co.,
6.650%, due 04/01/29	320,000	367,996
Southern Copper Corp.,
6.750%, due 04/16/40	250,000	258,874
Southern Natural Gas Co.,
8.000%, due 03/01/32	430,000	492,625
Southwestern Electric Power Co.,
6.450%, due 01/15/19	500,000	549,076
Sprint Capital Corp.,
6.875%, due 11/15/28	200,000	175,000
SunTrust Bank,
7.250%, due 03/15/18	335,000	371,445
Swiss Re Solutions Holding Corp.,
7.000%, due 02/15/26	295,000	305,639
Target Corp.,
6.500%, due 10/15/37	290,000	338,158
7.000%, due 07/15/31	305,000	364,633
Time Warner Cable, Inc.,
6.550%, due 05/01/37	305,000	326,562
7.300%, due 07/01/38	600,000	701,588
8.750%, due 02/14/19	410,000	521,712
Time Warner, Inc.,
7.625%, due 04/15/31	1,030,000	1,252,153
Travelers Property Casualty Corp.,
6.375%, due 03/15/33	350,000	390,388
Union Electric Co.,
6.700%, due 02/01/19	340,000	396,329
Union Pacific Corp.,
5.780%, due 07/15/40	180,000	181,271
United Technologies Corp.,
5.700%, due 04/15/40	500,000	545,079
UnitedHealth Group, Inc.,
6.875%, due 02/15/38	865,000	1,007,044
Valero Energy Corp.,
6.125%, due 02/01/20	210,000	223,034
6.625%, due 06/15/37	130,000	132,032
7.500%, due 04/15/32	400,000	422,355
Verizon Communications, Inc.,
6.900%, due 04/15/38	195,000	227,439
Verizon New York, Inc., Series B,
7.375%, due 04/01/32	1,085,000	1,217,518
Virginia Electric & Power Co.,
6.350%, due 11/30/37	165,000	188,870
Wachovia Bank NA,
5.850%, due 02/01/37	505,000	508,227
Wal-Mart Stores, Inc.,
3.625%, due 07/08/20	725,000	705,558
6.500%, due 08/15/37	600,000	704,909
Washington Mutual Bank,
5.500%, due 01/15/13[6]	750,000	938
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17[1,3,4,6,7]	1,300,000	29,250
Waste Management, Inc.,
6.100%, due 03/15/18	700,000	784,358
WellPoint, Inc.,
5.850%, due 01/15/36	380,000	392,178
7.000%, due 02/15/19	250,000	294,284
Wells Fargo Bank N.A.
5.950%, due 08/26/36	750,000	766,565
Wells Fargo Capital X,
5.950%, due 12/01/36	475,000	458,500
Wells Fargo Capital XIII,
7.700%, due 03/26/13[2,3]	500,000	516,875

Williams Cos., Inc.,
8.750%, due 03/15/32	285,000	348,680
Williams Partners LP,
6.300%, due 04/15/40	275,000	286,244
Wisconsin Power & Light Co.,
7.600%, due 10/01/38	175,000	228,449
WM Wrigley Jr. Co.,
3.700%, due 06/30/14[1]	465,000	478,977
Xerox Corp.,
6.350%, due 05/15/18	540,000	608,712

Total United States corporate bonds		86,853,135

Total corporate bonds (cost $97,814,702)		102,756,476

Asset-backed securities — 0.65%
United States — 0.65%
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.461%, due 08/25/35[2]	121,115	117,168
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3,
6.150%, due 06/15/39	390,000	472,602
Continental Airlines, Inc.,
Series 2009-2, Class A,
7.250%, due 11/10/19	291,712	325,259

Total asset-backed securities (cost $773,561)		915,029

Commercial mortgage-backed securities — 2.36%
United States — 2.36%
Banc of America Commercial Mortgage, Inc.,
Series 2007-2, Class AM,
5.698%, due 04/10/49[2]	475,000	455,696
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class AM,
5.475%, due 03/10/39	1,100,000	1,098,974
Series 2006-GG7, Class A4,
5.883%, due 07/10/38[2]	1,225,000	1,336,474
TrizecHahn Office Properties,
Series 2001-TZHA, Class B4,
6.718%, due 05/15/16[1]	450,000	456,126

Total commercial mortgage-backed securities (cost $2,586,605)		3,347,270

Mortgage & agency debt securities — 4.88%
United States — 4.88%
Federal Home Loan Mortgage Corp.,[8]
3.750%, due 03/27/19	2,500,000	2,587,922
5.000%, due 01/30/14	30,000	33,377
Federal Home Loan Mortgage Corp. Gold Pools,[8]
#E01127,
6.500%, due 02/01/17	64,618	70,407
Federal National Mortgage Association Pools,[8]
#688066,
5.500%, due 03/01/33	217,306	235,519
#793666,
5.500%, due 09/01/34	1,116,679	1,203,317
#802481,
5.500%, due 11/01/34	187,766	202,334
#596124,
6.000%, due 11/01/28	148,297	163,364
#253824,
7.000%, due 03/01/31	79,811	90,488
Federal National Mortgage Association REMIC,[8]
Series 1993-106, Class Z,
7.000%, due 06/25/13	21,156	22,318
Government National Mortgage Association Pools,
#701813,
4.500%, due 04/15/39	651,867	677,666
#781029,
6.500%, due 05/15/29	44,421	50,433
GSR Mortgage Loan Trust,
Series 2006-2F, Class 3A4,
6.000%, due 02/25/36	1,300,000	1,004,913
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-18, Class A2,
5.250%, due 12/25/33	571,123	581,843

Total mortgage & agency debt securities (cost $6,925,266)		6,923,901

Municipal bonds — 5.43%
California — 1.14%
Los Angeles Unified School District
6.758%, due 07/01/34	150,000	156,855
State of California General Obligation Bonds
6.650%, due 03/01/22	300,000	315,174
7.300%, due 10/01/39	570,000	578,179
7.550%, due 04/01/39	365,000	379,823
University of California Revenue Bonds,
Series 2009, 5.7700%, due 05/15/43	195,000	184,318

		1,614,349

Illinois — 1.25%
Illinois State Taxable Pension
5.100%, due 06/01/33	2,350,000	1,768,375

New Jersey — 2.44%
New Jersey Economic Development Authority Revenue Bonds,
Series B, 4.290%, due 02/15/18[9]	5,000,000	3,306,400
New Jersey State Turnpike Authority Revenue Bonds, Series F,
7.414%, due 01/01/40	140,000	154,445

		3,460,845

New York — 0.19%
New York State Urban Development Corp. Revenue Bonds
5.770%, due 03/15/39	265,000	263,800

Pennsylvania — 0.20%
Commonwealth of Pennsylvania General Obligation
5.350%, due 05/01/30	300,000	291,876

Tennessee — 0.21%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Revenue Bonds
6.731%, due 07/01/43	300,000	299,280

Total municipal bonds (cost $7,736,359)		7,698,525

US government obligations — 9.20%
US Treasury Bond,
3.875%, due 08/15/40	2,165,000	1,994,169
US Treasury Notes,
0.375%, due 10/31/12	1,995,000	1,988,921
0.500%, due 11/30/12	4,895,000	4,888,690
1.250%, due 09/30/15	350,000	339,582
1.375%, due 11/30/15	730,000	709,412
1.875%, due 06/30/15	220,000	220,876
2.625%, due 11/15/20	3,070,000	2,895,873

Total US government obligations (cost $13,053,643)		13,037,523

Non-US government obligations — 2.28%
Brazil — 1.53%
Brazilian Government International Bond,
8.250%, due 01/20/34	900,000	1,199,250
8.875%, due 04/15/24	700,000	966,000

		2,165,250

Mexico — 0.75%
United Mexican States,
8.300%, due 08/15/31	800,000	1,060,000

Total Non-US government obligations (cost $2,879,150)		3,225,250

Total bonds (cost $131,769,286)		137,903,974

	Shares

Preferred stock — 0.03%
United States – 0.03%
Ally Financial, Inc.
7.000%, due 12/31/11[1,10]
(cost $34,713)	42	39,694

Short-term investment — 1.65%
Investment company — 1.65%
UBS Cash Management Prime Relationship Fund[11]
(cost $2,340,939)	2,340,939	2,340,939

Total investments[12]— 98.97%
(cost $134,144,938)		140,284,607
Cash and other assets, less liabilities—1.03%		1,465,582

Net assets — 100.00%		$141,750,189

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was substantially the same as for book purposes, and net unrealized appreciation consisted of:

Gross unrealized appreciation	$10,611,378
Gross unrealized depreciation	(4,471,709)

Net unrealized appreciation of investments	$6,139,669

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the value of these securities amounted to $8,895,427 or 6.28% of net assets.
[2]	Floating rate security — The interest rates shown are the current rates as of December 31, 2010.
[3]	Perpetual bond security. The maturity date reflects the next call date.
[4]	Security is illiquid. At December 31, 2010, the value of these securities amounted to $29,250 or 0.02% of net assets.
[5]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At December 31, 2010, the value of this security amounted to $0 or 0.00% of net assets.
[6]	Security is in default.
[7]	This security, which represents 0.02% of net assets as of December 31, 2010, is considered restricted. (See restricted security table below for more information.)

			Acquisition		12/31/10
			cost as a	12/31/10	Market value
	Acquisition	Acquisition	percentage of	Market	as a percentage
Restricted security	date	cost	net assets	value	of net assets

Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17	10/19/07-11/02/07	$1,299,750	0.92%	$29,250	0.02%

[8]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[9]	Rate shown reflects annualized yield at December 31, 2010 on zero coupon bond.
[10]	This security is subject to a perpetual call and may be called in full or partially on or anytime after December 31, 2011.
[11]	The table below details the Fund’s investments in a security issued by a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Cash Management Prime Relationship Fund.

Income
earned from
		Purchases	Sales during		affiliate for
		during the	the three		the three
		three months	months		months
	Value	ended	ended	Value	ended
Security description	09/30/2010	12/31/2010	12/31/2010	12/31/2010	12/31/2010

UBS Cash Management Prime Relationship Fund	$3,298,054	$13,888,399	$14,845,514	$2,340,939	$2,155

[12]	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (”NYSE”). Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company as provided by such other entity. Pursuant to the Fund’s adoption of use of the practical expedient within ASC Topic 820 that is effective for interim periods ending after December 15, 2009, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

GSR	Goldman Sachs Residential
REMIC	Real Estate Mortgage Investment Conduit

US generally accepted accounting principles (“GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:
Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, including information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for annual and interim periods beginning after December 15, 2010. Management is currently evaluating the impact the adoption of the remaining portion of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments:

Measurements at 12/31/10

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$102,727,226	$29,250	$102,756,476
Asset-backed securities	—	915,029	—	915,029
Commercial mortgage-backed securities	—	3,347,270	—	3,347,270
Mortgage & agency debt securities	—	6,923,901	—	6,923,901
Municipal bonds	—	7,698,525	—	7,698,525
US government obligations	—	13,037,523	—	13,037,523
Non-US government obligations	—	3,225,250	—	3,225,250
Preferred stock	—	39,694	—	39,694
Short-term investment	—	2,340,939	—	2,340,939

Total	$—	$140,255,357	$29,250	$140,284,607

Level 3 rollforward disclosure
 The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Measurements using
	unobservable inputs (Level 3)

	Corporate bonds	Total

Assets
Beginning balance	$94,250	$94,250
Total gains or losses (realized/unrealized) included in earnings	(65,000)	(65,000)
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Ending balance	$29,250	$29,250

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 12/31/10.	$(64,311)	$(64,311)

Restricted securities:
The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund’s Notes to portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to Fund’s annual report to shareholders dated September 30, 2010.

Item 2.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fort Dearborn Income Securities, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	March 1, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer & Principal Accounting Officer

Date:	March 1, 2011

Exhibit EX-99.CERT

Certifications

I, Mark E. Carver, President of Fort Dearborn Income Securities, Inc., certify that:

1.	I have reviewed this report on Form N-Q of Fort Dearborn Income Securities, Inc.;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

	(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	March 1, 2011

I, Thomas Disbrow, Treasurer and Principal Accounting Officer of Fort Dearborn Income Securities, Inc. certify that:

1.	I have reviewed this report on Form N-Q of Fort Dearborn Income Securities, Inc.;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

	(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer & Principal Accounting Officer

Date:	March 1, 2011